Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of earnings before income taxes

Earnings before income taxes for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
United States	$812.9	$913.8	$752.0
International	384.1	355.9	527.2

Total	$1,197.0	$1,269.7	$1,279.2

Schedule of provision for income taxes

The provision for income taxes for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
Current:
Federal U.S.	$227.4	$310.8	$243.8
Non-U.S.	74.6	54.3	134.4
State and local	32.7	32.8	28.4
Deferred:
Federal U.S.	(4.6)	(4.0)	10.9
Non-U.S.	(3.0)	12.7	(22.3)
State and local	(2.4)	(0.7)	0.6

Income tax provision	$324.7	$405.9	$395.8

Schedule of deferred tax assets and liabilities

Deferred income tax assets and liabilities as of December 31 were as follows ($ in millions):

	2016	2015
Deferred Tax Assets:
Allowance for doubtful accounts	$28.5	$26.9
Inventories	33.0	24.3
Pension benefits	49.1	60.6
Environmental and regulatory compliance	18.9	18.9
Other accruals and prepayments	44.2	35.4
Deferred service income	10.5	15.6
Warranty services	27.1	24.8
Stock compensation expense	31.7	30.3
Tax credit and loss carryforwards	74.0	79.9
Other	8.0	11.2
Valuation allowances	(26.7)	(18.6)

Total deferred tax assets	298.3	309.3

Deferred Tax Liabilities:
Property, plant and equipment	(33.2)	(43.3)
Insurance, including self-insurance	(85.2)	—
Goodwill and other intangibles	(416.5)	(380.5)
Other	(10.0)	—

Total deferred tax liabilities	(544.9)	(423.8)

Net deferred tax liability	$(246.6)	$(114.5)

Schedule of effective income tax rate reconciliation

The effective income tax rate for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Percentage of Pretax Earnings
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)	1.7%	1.8%	1.5%
Foreign income taxed at lower rate than U.S. statutory rate	(4.7)%	(4.6)%	(5.9)%
Separation related adjustments for final resolution of uncertain tax positions	(1.9)%	—%	—%
Research and experimentation credits, federal domestic production deductions and other	(3.0)%	(0.2)%	0.3%

Effective income tax rate	27.1%	32.0%	30.9%

Schedule of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding amounts accrued for potential interest and penalties, is as follows ($ in millions):

	2016	2015	2014
Unrecognized tax benefits, beginning of year	$169.9	$167.2	$146.8
Additions based on tax positions related to the current year	6.0	18.4	20.8
Additions for tax positions of prior years	0.4	9.7	11.8
Reductions for tax positions of prior years	(1.2)	(13.4)	(0.8)
Lapse of statute of limitations	(1.3)	(5.5)	(4.6)
Settlements	(0.6)	(1.5)	—
Effect of foreign currency translation	(0.4)	(5.0)	(6.8)
Separation related adjustments (a)	(144.2)	—	—

Unrecognized tax benefits, end of year	$28.6	$169.9	$167.2

(a)	Unrecognized tax benefits were reduced by $144 million in 2016 related to positions taken prior to the Separation for which Danaher, as the Former Parent, is the primary obligor and is responsible for settlement and payment of the tax expenses.